Basis of measurement (Tables)	12 Months Ended
Dec. 31, 2023
Basis of measurement
Schedule of financial information for NCI that are material to the Group

Summarized statement of financial position	Ambipar Response Espírito Santo S.A.	Ambipar Response Dracares Apoio Marítimo e Portuario S/A.	Ambipar Flyone Serviço Aereo Especializado, Comércio e Serviço	RG Response S.A.	Ambipar Response Tank Cleaning S/A	JM Serviços Integrados S.A.	Ambipar Response Marine S/A	Ambipar Response Industrial Services S/A
	December 31, 2023	December 31, 2023	December 31, 2023	December 31, 2023	December 31, 2023	December 31, 2023	December 31, 2023	December 31, 2023
Current assets	76,182	21,882	26,658	5,417	42,742	48,213	7,982	11,050
Current liabilities	(70,177)	(20,895)	(34,410)	(2,751)	(31,098)	(17,494)	(4,161)	(8,830)
Current net assets	6,005	987	(7,752)	2,666	11,644	30,719	3,821	2,220
Non-current assets	177,315	72,993	132,976	5,797	84,748	21,737	5,509	4,535
Non-current liabilities	(86,681)	(22,653)	(27,387)	(1,828)	(19,293)	(32,655)	(648)	(799)
Non-current net assets	90,634	50,340	105,589	3,969	65,455	(10,918)	4,861	3,736

Net assets	96,639	51,327	97,837	6,635	77,099	19,801	8,682	5,956
Net assets controlling	96,639	51,327	97,837	6,635	77,099	19,801	8,682	5,956
Net assets nom-controlling	—	—	—	—	—	—	—	—

Accumulated NCI	13,695,000	19,377,000	22,944,000	2,124,000	22,130,000	1,464,000
Others adjustment from non-controlling	25,898	5,773	24,996	668	14,799	4,476	1,736	2,918
Accumulated NCI adjusted

Summarized statement of financial position	Ambipar Response Espírito Santo S.A.	Ambipar Response Dracares Apoio Marítimo e Portuario S/A.	Ambipar Flyone Serviço Aereo Especializado, Comércio e Serviço	RG Response S.A.	Ambipar Response Tank Cleaning S/A	JM Serviços Integrados S.A.	Ambipar Response Industrial Services S/A	Ambipar Response Industrial Services S/A
Revenue	185,342	76,916	99,081	14,547	87,083	94,411	12,968	51,637
Cost of services rendered	(138,385)	(54,891)	(64,364)	(9,968)	(53,974)	(47,851)	(8,568)	(42,085)
Gross profit	46,957	22,025	34,717	4,579	33,109	46,560	4,400	9,552
Selling, general and administrative expenses	—	—	—	—	—	—	—	—
Other expense	286	2,976	8,732	268	25,104	157	490	6
Operating expenses	286	2,976	8,732	268	25,104	157	490	6
Operating profit	47,243	25,001	43,449	4,847	58,213	46,717	4,890	9,558

Finance costs	(16,486)	(1,960)	(6,464)	(1,031)	(860)	(16,232)	(342)	(142)
Finance income	1,794	353	466	28	2,148	211	200	33
Net finance costs	(14,692)	(1,607)	(5,998)	(1,003)	1,288	(16,021)	(142)	(109)
Profit before tax	32,551	23,394	37,451	3,844	59,501	30,696	4,748	9,449
Income tax and social contribution	(12,544)	(7,818)	(6,813)	(1,777)	(11,303)	(10,902)	(485)	(5,328)
Profit for the year	20,007	15,576	30,638	2,067	48,198	19,794	4,263	4,121
Profit for the year controlling	11,966	7,944	15,625	1,184	24,508	13,856	3,410	2,102
Profit for the year non-controlling	8,041	7,632	15,013	883	23,690	5,938	853	2,019
Interest attributable to non-controlling shareholders	30.00%	49.00%	49.00%	49.00%	49.00%	30.00%	20.00%	49.00%

(*) The information on Ambipar Response ES S.A. in this table is consolidated and have their subsidiaries shown in the table at note 1.2.

(Continued)
Summarized statement of financial position	Emergência Participações S.A.	Ambipar Response Industrial Services Canada	Unidroid Robotica Do Brasil Ltda	Ambipar Response Maritime Services PDA S.A.	Smr Socorro Médico e Resgate Ltda	Ssmr Saude Ocupacional Ltda. Epp	Ssr Servicos De Seguranca e Resgate Ltda Epp	Total
	December 31, 2023	December 31, 2023	December 31, 2023	December 31, 2023	December 31, 2023	December 31, 2023	December 31, 2023	December 31, 2023
Current assets	1,400,282	110,750	4,394	1,391	9,586	1,858	3,211	1,771,598
Current liabilities	(938,376)	(140,243)	(19)	(572)	(7,366)	(1,884)	(2,421)	(1,280,697)
Current net assets	461,906	(29,493)	4,375	819	2,220	(26)	790	490,901
Non-current assets	2,319,013	519,476	974	1,533	11,992	7,616	6,808	3,373,022
Non-current liabilities	(2,042,190)	(115,347)	(3,032)	(182)	(1,822)	(4)	(6,719)	(2,361,240)
Non-current net assets	276,823	404,129	(2,058)	1,351	10,170	7,612	89	1,011,782

Net assets	738,729	374,636	2,317	2,170	12,390	7,586	879	1,502,683
Net assets controlling	738,729	374,636	2,317	2,170	12,390	7,586	879	1,502,683
Net assets nom-controlling	102,850	—	—	—	—	—	—	102,850

Accumulated NCI								81,734
Others adjustment from non-controlling	—	112,480	1,135	868	3,717	2,276	264	202,004
Accumulated NCI adjusted								283,738

Summarized statement of financial position	Emergência Participações S.A.	Ambipar Response Industrial Services Canada	Unidroid Robotica Do Brasil Ltda	Ambipar Response Maritime Services PDA S.A.	Smr Socorro Médico e Resgate Ltda	Ssmr Saude Ocupacional Ltda. Epp	Ssr Servicos De Seguranca e Resgate Ltda Epp	Total
Revenue	380,143	93,961	—	823	18,085	4,623	4,233	1,123,853
Cost of services rendered	(315,838)	(80,107)	(154)	(518)	(16,678)	(4,148)	(3,939)	(841,468)
Gross profit	64,305	13,854	(154)	305	1,407	475	294	282,385
Selling, general and administrative expenses	—	—	—	—	—	—	—	—
Other expense	(2,882)	3,411	—	—	5	—	137	38,690
Operating expenses	(2,882)	3,411	—	—	5	—	137	38,690
Operating profit	61,423	17,265	(154)	305	1,412	475	431	321,075

Finance costs	(33,276)	(10,738)	(6)	(19)	(50)	(43)	(255)	(87,904)
Finance income	940	3	—	7	54	4	—	6,241
Net finance costs	(32,336)	(10,735)	(6)	(12)	4	(39)	(255)	(81,663)
Profit before tax	29,087	6,530	(160)	293	1,416	436	176	239,412
Income tax and social contribution	(7,913)	(176)	—	—	(714)	(149)	—	(65,922)
Profit for the year	21,174	6,354	(160)	293	702	287	176	173,490
Profit for the year controlling	7,886	4,445	(82)	176	491	201	123	93,835
Profit for the year non-controlling	13,288	1,909	(78)	117	211	86	53	79,655
Interest attributable to non-controlling shareholders	100.00%	30.02%	49.00%	40.00%	30.00%	30.00%	30.00%

(*) The information on Ambipar Response ES S.A. in this table is consolidated and have their subsidiaries shown in the table at note 1.2.

Schedule of interest rate risk	December 31, 2023

	(Consolidated) scenarios
Index risk	Base	Probable	Possible	Remote

CDI - Interest earning bank deposits	132,072	15,518	19,398	23,277
CDI – Loans	(701,902)	(82,473)	(103,091)	(123,710)
CDI – Debentures	(545,750)	(64,126)	(80,158)	(96,189)

Net exposure	(1,115,580)	(131,081)	(163,851)	(196,622)
▪December 31, 2022

	(Consolidated) scenarios
Index risk	Base	Probable	Possible	Remote

CDI - Interest earning bank deposits	64,158	8,758	10,948	13,137
CDI - Loans and Financing	(717,418)	(97,928)	(122,410)	(146,892)
CDI – Debentures	(600,720)	(81,998)	(102,498)	(122,997)

Net exposure	(1,253,980)	(171,168)	(213,960)	(256,752)

Schedule of non-derivative financial liabilities per maturity intervals, corresponding to balance sheets' remaining period until contract maturity date

	<1 year	1–2 years	2–5 years	>5 years	Total
December 31, 2023
Loans and financing	84,369	140,566	476,967	—	701,902
Loans and financing (interest)	9,534	15,884	53,897	—	79,315
Debentures	79,677	116,518	349,555	—	545,750
Lease liabilities	24,892	29,344	8,249	—	62,485
Suppliers and other accounts payable	219,256	13,551	—	—	232,807
	417,728	315,863	888,668	—	1,622,259

December 31, 2022
Loans and financing	67,656	92,624	500,282	—	660,562
Loans and financing (interest)	9,682	13,254	71,590	—	94,526
Debentures	84,187	169,806	346,727	—	600,720
Lease liabilities	16,700	24,385	11,240	—	52,325
Suppliers and other accounts payable	182,953	4,305	—	—	187,261
	361,178	304,374	929,839	—	1,595,394
(*) In order, the amounts above refers to agreement nominal amount, however, they not represent of Financial and accounting position as financial statement
Schedule of financial leverage ratio

Consolidated financial information	December 31, 2023	December 31, 2022

Loans and financing and debentures	1,247,652	1,318,138
Less: cash and cash equivalents	(423,266)	(271,607)
Net bank loans and financing	824,386	1,046,531
Total shareholders' equity	1,356,797	447,088
Total capital	2,181,183	1,493,619
Leverage ratio	37.8%	70.1%

Schedule of financial instruments by category

December 31, 2023
		Consolidated
	Category & Fair value level	Book value	Market value
Financial assets
Cash and banks	Amortized cost – Level 1	291,194	291,194
Interest earning bank deposits - immediate liquidity	Amortized cost – Level 1	132,072	132,072
Accounts receivable	Amortized cost – Level 1	803,523	803,523
Related parties	Amortized cost – Level 2	29,322	29,322

Financial liabilities
Loans and leases liabilities	Amortized cost – Level 2	701,902	701,902
Debentures	Amortized cost – Level 2	545,750	545,750
Suppliers	Amortized cost – Level 1	184,618	184,618
Obligations from acquisition of investment	Amortized cost – Level 2	352,751	352,751
Related parties	Amortized cost – Level 2	620,842	620,842
Lease liabilities	Amortized cost – Level 2	57,480	57,480

December 31, 2022
		Consolidated
	Category & Fair value level	Book value	Market value
Financial assets
Cash and banks	Amortized cost – Level 1	207,449	207,449
Interest earning bank deposits - immediate liquidity	Amortized cost – Level 1	64,158	64,158
Accounts receivable	Amortized cost – Level 1	702,980	702,980
Related parties	Amortized cost – Level 2	26,180	26,180

Financial liabilities
Loans and leases liabilities	Amortized cost – Level 2	717,418	717,418
Debentures	Amortized cost – Level 2	600,720	600,720
Suppliers	Amortized cost – Level 1	146,611	146,611
Obligations from acquisition of investment	Amortized cost – Level 2	223,426	223,426
Related parties	Amortized cost – Level 2	769,792	769,792
Lease liabilities	Amortized cost – Level 2	47,059	47,059